Note 6 - Operating Segment Reporting	12 Months Ended
Dec. 31, 2020
Operating Segments Reporting
Disclosure Of Entitys Reportable Segments Explanatory

6. Operating segment reporting

Operating segment reporting represents a basic tool in the oversight and management of the BBVA Group’s various activities. The BBVA Group compiles reporting information on disaggregated business activities. These business activities are then aggregated in accordance with the organizational structure determined by the BBVA Group and, ultimately, into the reportable operating segments themselves.

As of June 2, 2021, the structure of the information by operating segments of the BBVA Group differs from that presented at the end of the 2020 financial year, mainly as a consequence of the exclusion of the United States as an operating segment, as a result of the sale agreement reached with PNC (see Note 3). The core of the business in the United States excluded from this agreement, together with those of the old segment “Rest of Eurasia” has become a new segment called “Rest of Business”.

Due to the agreement reached for the sale of the Group's entire stake in BBVA USA Bancshares, Inc., parent company of the Group companies related to the banking business in the United States, the balance sheet items of the companies for sale and the gains and losses generated by them have been classified in accordance with IFRS 5 “Non-current assets held for sale and discontinued operations” (see Notes 2.2.4 and 21). Additionally, balance sheet intra-group adjustments between the Corporate Center and the operating segments have been reallocated to the corresponding operating segments as of and for the years ended December 31, 2020, 2019 and 2018. In addition, certain expenses related to global projects and activities between the Corporate Center and the operating segments have been reallocated as of and for the years ended December 31, 2020, 2019 and 2018. In order to show the historical results of our operating segments as presented based on our new operating segment structure, we have recast our segment financial information as of and for the years ended December 31, 2020, 2019 and 2018.

“Total equity” of the operating segments includes adjustments due to changes in the capital allocation model that reflect the new methodology used to allocate capital by operating segment based on regulatory capital instead of economic capital, as had previously been used.

The BBVA Group’s operating segments and the agreements reached are summarized below:

•Spain

Includes mainly the banking and insurance business that the Group carries out in Spain, including the results of the new company BBVA Allianz Seguros y Reaseguros, S.A. (see Note 3).

•Mexico

Includes banking and insurance businesses in this country as well as the activity of BBVA Mexico in Houston.

•Turkey

Reports the activity of Garanti BBVA group that is mainly carried out in this country and, to a lesser extent, in Romania and the Netherlands.

•South America

Primarily includes the Group´s banking and insurance businesses in the region. In relation to the sale of BBVA Paraguay, the closing of the transaction took place in January 2021 (see Note 3).

•Rest of Business

Mainly incorporates the wholesale activity carried out in Europe, excluding Spain, and the United States with regard to the New York branch, as well as the institutional business that the Group develops in the United States through its broker-dealer BBVA Securities Inc. It also incorporates the banking business developed through the five BBVA branches located in Asia.

Lastly, Corporate Center performs centralized Group functions, including: the costs of the head offices with a corporate function and management of structural exchange rate positions. It also includes portfolios whose management is not linked to customer relationships, such as industrial holdings, certain tax assets and liabilities; funds due to commitments to employees; goodwill and other intangible assets, as well as the financing of such asset portfolios. It also includes the results of the Group’s stake in the venture capital fund Propel Venture Partners (which was previously part of our former United States segment). The figures corresponding to 2020 relate to the treatment of the capital gain derived from the sale of half plus one share of the company BBVA Allianz Seguros y Reaseguros, S.A. The figures corresponding to 2018 relate to the treatment of the net capital gain resulting from the sale of our stake in BBVA Chile (see Note 3). Additionally, the results obtained by the Group’s businesses in the United States included in the aforementioned agreement with PNC through the date of closing of the transaction have been presented in a single line under the heading “Profit (loss) after tax from discontinued operations” in the income statement of the Corporate Center. BBVA’s 20% stake in Divarian is also included in the Corporate Center.

The breakdown of the BBVA Group’s total assets by operating segments as of December 31, 2020, 2019 and 2018, is as follows:

Total assets by operating segments (Millions of Euros)
	2020	2019	2018
Spain	410.409	369.943	360.041
Mexico	110.236	109.087	97.428
Turkey	59.585	64.416	66.250
South America	55.436	54.996	54.373
Rest of Business	35.172	32.891	27.826
Subtotal assets by operating segments	670.839	631.334	605.918
Corporate Center and adjustments	65.336	66.403	69.758
Total assets BBVA Group	736.176	697.737	675.675

The following table sets forth certain summarized information relating to results of each operating segment and Corporate Center for the years ended December 31, 2020, 2019 and 2018:

	BBVA Group	Spain	Mexico	Turkey	South America	Rest of Business	Corporate Center	Adjustments (*)
2020
Net interest income	14.592	3.566	5.415	2.783	2.701	291	(164)	-
Gross income	20.166	5.567	7.025	3.573	3.225	839	(63)	-
Operating income	11.079	2.528	4.680	2.544	1.853	372	(898)	-
Operating profit /(loss) before tax	5.248	823	2.475	1.522	896	280	(1.183)	435
Profit from discontinued operations/ Profit from corporate operations, net	(1.729)	-	-	-	-	-	(1.424)	(304)
Net attributable profit (loss)	1.305	652	1.761	563	446	222	(2.339)	-
2019
Net interest income	15.789	3.585	6.209	2.814	3.196	236	(252)	-
Gross income	21.522	5.674	8.034	3.590	3.850	728	(353)	-
Operating income	11.368	2.420	5.383	2.375	2.276	249	(1.336)	-
Operating profit /(loss) before tax	7.046	1.896	3.690	1.341	1.396	222	(1.499)	-
Profit from discontinued operations/ Profit from corporate operations, net	(758)	-	-	-	-	-	(758)	-
Net attributable profit (loss)	3.512	1.436	2.698	506	721	184	(2.032)	-
2018
Net interest income	15.285	3.636	5.568	3.135	3.009	224	(287)	-
Gross income	20.936	5.906	7.193	3.901	3.701	666	(430)	-
Operating income	10.883	2.572	4.800	2.654	1.992	195	(1.330)	-
Operating profit /(loss) before tax	7.565	1.859	3.269	1.444	1.288	207	(1.368)	866
Profit from discontinued operations/ Profit from corporate operations, net	704	-	-	-	-	-	1.337	(633)
Net attributable profit (loss)	5.400	1.450	2.367	567	578	150	289	-

(*) The figures corresponding to 2020 relate to the treatment of the capital gain derived from the sale of half plus one share of the company BBVA Allianz Seguros y Reaseguros, S.A. The figures corresponding to 2018 relate to the treatment of the net capital gain resulting from the sale of our stake in BBVA Chile (see Note 3).